13. Variable Interest Entities And Other Long-term Investment (Details) (CNY)	Dec. 31, 2012
20% of Wangku [Member]
Purchase Price
Cash to acquire an additional	3,000,000
Less: Fair value of identifiable assets acquired:
Current assets	846,792
Fixed assets	203,136
Assets Acquired	1,049,928
Plus: Fair value of liabilities assumed:
Current liabilities	445,796
Non-current liabilities	445,796
Liabilities Assumed
Excess of cost over fair value of net assets acquired - intangible assets and goodwill	2,395,868
31% of Wangku [Member]
Purchase Price
Cash to acquire an additional	6,762,679
Less: Fair value of identifiable assets acquired:
Current assets	1,321,761
Fixed assets	372,403
Assets Acquired	1,694,164
Plus: Fair value of liabilities assumed:
Current liabilities	3,465,288
Non-current liabilities	2,799,519
Liabilities Assumed	6,264,807
Excess of cost over fair value of net assets acquired - intangible assets and goodwill	11,333,322